SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
SEPTEMBER 30, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 103.8%

Communication Services – 3.1%
Diversified Telecommunication Services - 1.9%
Bandwidth Cl. A [1,2,3]	146,500	$25,574,505
Cogent Communications Holdings [2]	18,447	1,107,742
Liberty Latin America Cl. C [2,3]	312,555	2,544,198
		29,226,445
Entertainment - 0.3%
Global Eagle Entertainment [3,4]	4,400	3,828
Manchester United Cl. A	320,100	4,654,254
Marcus Corporation (The)	6,051	46,774
		4,704,856
Interactive Media & Services - 0.8%
IAC/InterActiveCorp [3]	72,000	8,624,160
QuinStreet [2,3]	180,254	2,855,224
		11,479,384
Media - 0.1%
comScore [1,2,3]	808,910	1,650,176
Gannett Company [3]	190,443	247,576
TechTarget [3]	800	35,168
		1,932,920
Total		47,343,605

Consumer Discretionary – 10.2%
Auto Components - 1.1%
Cooper Tire & Rubber	11,800	374,060
Cooper-Standard Holdings [3]	892	11,783
Dorman Products [1,2,3]	7,200	650,736
Fox Factory Holding Corporation [3]	2,800	208,124
Gentex Corporation [2]	108,660	2,797,995
LCI Industries [2]	117,015	12,437,525
Standard Motor Products [1,2]	13,794	615,902
Superior Industries International [3]	150,598	188,248
		17,284,373
Distributors - 0.3%
Core-Mark Holding Company [2]	21,368	618,176
LKQ Corporation [1,2,3]	70,600	1,957,738
Weyco Group [2]	97,992	1,584,531
		4,160,445
Diversified Consumer Services - 0.5%
American Public Education [3]	20,257	571,045
Collectors Universe [2]	71,100	3,518,739
Perdoceo Education [3]	22,191	271,618
Regis Corporation [3]	23,520	144,413
Universal Technical Institute [3]	639,032	3,246,282
		7,752,097
Hotels, Restaurants & Leisure - 0.3%
Century Casinos [3]	44,120	241,777
Lindblad Expeditions Holdings [1,2,3]	415,200	3,533,352
Red Robin Gourmet Burgers [3]	2,900	38,164
Ruth’s Hospitality Group	34,877	385,740
		4,199,033
Household Durables - 0.5%
Cavco Industries [2,3]	14,700	2,650,557
Ethan Allen Interiors [2]	158,755	2,149,542
La-Z-Boy	25,579	809,064
Meritage Homes [3]	19,102	2,108,670
Skyline Champion [3]	6,400	171,328
		7,889,161
Internet & Direct Marketing Retail - 2.0%
Etsy [2,3]	136,300	16,578,169
PetMed Express	16,879	533,714
Shutterstock	25,853	1,345,390
Stamps.com [3]	51,022	12,293,751
		30,751,024
Leisure Products - 0.8%
Brunswick Corporation	188,800	11,122,208
Johnson Outdoors Cl. A	1,990	162,961
MasterCraft Boat Holdings [3]	24,538	429,170
Sturm, Ruger & Co.	8,915	545,241
		12,259,580
Specialty Retail - 3.6%
Abercrombie & Fitch Cl. A	4,033	56,180
America’s Car-Mart [1,2,3]	120,000	10,185,600
AutoCanada	1,238,000	16,856,250
Barnes & Noble Education [3]	91,318	235,600
Buckle (The)	63,550	1,295,785
Caleres	3,803	36,357
Camping World Holdings Cl. A [2]	488,113	14,521,362
CarMax [3]	7,000	643,370
Cato Corporation (The) Cl. A	63,344	495,350
Chico’s FAS	27,436	26,682
Children’s Place [3]	1,559	44,198
Genesco [3]	4,412	95,034
Haverty Furniture	28,713	601,250
Hibbett Sports [3]	8,588	336,821
Michaels Companies [3]	139,804	1,349,808
OneWater Marine Cl. A [3]	235,300	4,821,297
Rent-A-Center	14,132	422,405
Shoe Carnival [2]	16,360	549,369
Sleep Number [3]	11,632	568,921
Zumiez [3]	15,371	427,621
		53,569,260
Textiles, Apparel & Luxury Goods - 1.1%
Canada Goose Holdings [3]	306,900	9,872,973
Crocs [3]	1,995	85,246
G-III Apparel Group [3]	8,609	112,864
J G Boswell Company [4]	3,940	2,167,394
Kontoor Brands	7,130	172,546
Movado Group [3]	20,965	208,392
Steven Madden	33,701	657,170
Vera Bradley [3]	31,709	193,742
Wolverine World Wide [2]	105,592	2,728,497
		16,198,824
Total		154,063,797

Consumer Staples – 2.4%
Beverages - 0.1%
Compania Cervecerias Unidas ADR [2]	64,500	836,565
Food & Staples Retailing - 0.0%
SpartanNash Company	5,618	91,854
Food Products - 1.3%
Industrias Bachoco ADR Ser. B	8,940	342,357
John B Sanfilippo & Son	5,660	426,651
Nomad Foods [2,3]	143,600	3,658,928
Seneca Foods Cl. A [1,2,3]	238,410	8,518,389
Seneca Foods Cl. B [3]	13,840	492,704
Tootsie Roll Industries [2]	182,456	5,637,891
		19,076,920
Household Products - 0.1%
Central Garden & Pet [3]	16,733	668,149
WD-40 Company	2,263	428,408
		1,096,557
Personal Products - 0.9%
e.l.f. Beauty [3]	487,500	8,955,375
Inter Parfums [1,2]	121,545	4,539,706
USANA Health Sciences [3]	3,038	223,749
		13,718,830
Tobacco - 0.0%
Universal Corporation	14,694	615,385
Vector Group	12,235	118,557
		733,942
Total		35,554,668

Diversified Investment Companies – 0.0%
Closed-End Funds - 0.0%
Eagle Point Credit	42,054	362,505
Eagle Point Income	44	578
Total		363,083

Energy – 2.8%
Energy Equipment & Services - 2.1%
Bristow Group [3]	240,774	5,116,447
Computer Modelling Group	1,333,624	5,168,037
Diamond Offshore Drilling [3,4]	89,000	19,936
DMC Global	1,983	65,320
Forum Energy Technologies [3]	249,431	137,062
Helmerich & Payne [2]	94,000	1,377,100
KLX Energy Services Holdings [3]	3,149	13,068
Matrix Service [3]	34,471	287,833
Newpark Resources [3]	67,354	70,722
Oil States International [3]	18,753	51,196
Pason Systems	1,061,430	4,216,864
ProPetro Holding [3]	61,052	247,871
SEACOR Holdings [1,2,3]	270,450	7,864,686
SEACOR Marine Holdings [1,2,3]	400,190	812,386
TGS-NOPEC Geophysical	451,060	5,449,605
		30,898,133
Oil, Gas & Consumable Fuels - 0.7%
Bonanza Creek Energy [3]	41,687	783,716
Callon Petroleum [3]	6,325	30,486
CONSOL Energy [3]	110,037	487,464
Dorchester Minerals L.P. [2]	279,148	2,883,599
Dorian LPG [3]	394,936	3,163,437
REX American Resources [3]	6,946	455,727
San Juan Basin Royalty Trust	212,272	532,803
Talos Energy [3]	13,626	87,888
World Fuel Services [2]	100,913	2,138,346
WPX Energy [1,2,3]	110,000	539,000
		11,102,466
Total		42,000,599

Financials – 15.5%
Banks - 2.3%
Ameris Bancorp	6,385	145,450
Bank of N.T. Butterfield & Son [2]	258,416	5,757,509
Boston Private Financial Holdings	45,074	248,809
Cadence Bancorporation Cl. A	15,397	132,260
Canadian Western Bank	279,500	5,635,969
CIT Group	22,000	389,620
Customers Bancorp [3]	10,603	118,754
Dime Community Bancshares	2,577	29,146
Eagle Bancorp	23,798	637,548
Farmers & Merchants Bank of Long Beach [4]	730	4,526,000
Fauquier Bankshares [2]	160,800	2,423,256
FB Financial	1,212	30,445
First BanCorp	127,777	666,996
First Citizens BancShares Cl. A	16,376	5,220,341
First Commonwealth Financial	37,289	288,617
First Financial Bancorp	44,124	529,709
First Midwest Bancorp	23,914	257,793
Great Western Bancorp	34,227	426,126
Hanmi Financial	11,849	97,280
HarborOne Bancorp	63,400	511,638
HBT Financial	40,400	453,288
HomeTrust Bancshares	23,700	321,846
Pacific Premier Bancorp	14,212	286,230
Preferred Bank	17,803	571,832
Prosperity Bancshares	6,614	342,804
Webster Financial [2]	173,000	4,568,930
Wintrust Financial	6,000	240,300
		34,858,496
Capital Markets - 6.4%
Ares Management Cl. A [2]	206,600	8,350,772
Artisan Partners Asset Management Cl. A [1,2]	91,470	3,566,415
ASA Gold and Precious Metals	199,821	4,252,191
Ashmore Group	548,400	2,520,509
Blucora [3]	5,600	52,752
Bolsa Mexicana de Valores	1,723,106	3,887,051
Fiera Capital Cl. A	59,500	456,231
Focus Financial Partners Cl. A [1,2,3]	50,000	1,639,500
Garrison Capital	67,126	256,421
Golub Capital BDC	2,354	31,167
Houlihan Lokey Cl. A [2]	55,030	3,249,522
Lazard Cl. A [2]	123,825	4,092,416
Moelis & Company Cl. A	21,000	737,940
Morningstar [1,2]	84,600	13,587,606
MVC Capital	195,688	1,528,323
Oaktree Strategic Income	4,133	26,906
Qalaa Holdings [3]	7,749,921	778,776
Rothschild & Co [3]	50,293	1,413,782
SEI Investments [2]	197,600	10,022,272
Sprott	256,480	8,754,471
Tel Aviv Stock Exchange	332,179	1,483,174
TMX Group	76,000	7,816,034
Value Partners Group	5,453,000	2,343,442
Virtu Financial Cl. A [1,2]	635,100	14,613,651
Waddell & Reed Financial Cl. A	85,176	1,264,864
		96,726,188
Consumer Finance - 0.1%
Enova International [3]	48,849	800,635
Diversified Financial Services - 0.4%
Banco Latinoamericano de Comercio Exterior Cl. E	23,700	287,955
ECN Capital	1,023,900	3,890,905
Equitable Holdings	35,000	638,400
First Pacific	1,020,000	277,409
Onex Corporation	9,200	410,409
Waterloo Investment Holdings [3,5]	2,972,000	743,000
		6,248,078
Insurance - 4.0%
Alleghany Corporation	350	182,158
Ambac Financial Group [3]	88,534	1,130,579
American Equity Investment Life Holding	3,163	69,554
Assured Guaranty	63,900	1,372,572
eHealth [3]	20,700	1,635,300
E-L Financial	21,650	10,697,772
Employers Holdings	23,729	717,802
Erie Indemnity Cl. A	28,200	5,929,896
FBL Financial Group Cl. A	7,180	346,076
Fidelity National Financial	446	13,964
First American Financial	8,000	407,280
Independence Holding Company [2]	210,523	7,938,822
Palomar Holdings [3]	80,947	8,437,915
ProAssurance Corporation [2]	239,901	3,752,052
ProSight Global [3]	9,700	109,998
RLI Corp. [2]	41,820	3,501,589
Stewart Information Services	9,895	432,708
Third Point Reinsurance [3]	10,476	72,808
Trupanion [1,2,3]	171,199	13,507,601
Universal Insurance Holdings	35,980	497,963
		60,754,409
Investment Companies - 1.2%
CF Finance Acquisition Cl. A [3]	538,300	5,598,320
Jaws Acquisition (Units) [3]	150,000	1,660,500
Oaktree Acquisition (Units) [3]	800,000	10,352,000
		17,610,820
Thrifts & Mortgage Finance - 1.1%
Axos Financial [2,3]	35,731	832,890
Essent Group	10,000	370,100
Flagstar Bancorp	31,807	942,442
Genworth MI Canada	250,955	6,507,811
Meridian Bancorp [2]	67,500	698,625
Meta Financial Group	1,665	32,001
NMI Holdings Cl. A [3]	83,714	1,490,109
Provident Bancorp	63,200	492,328
Territorial Bancorp	9,300	188,139
Timberland Bancorp [2]	274,457	4,940,226
Vestin Realty Mortgage II [3,4]	34	25,840
Walker & Dunlop	12,700	673,100
		17,193,611
Total		234,192,237

Health Care – 7.7%
Biotechnology - 1.2%
Acorda Therapeutics [3]	18,079	9,311
Anika Therapeutics [3]	13,046	461,698
BioSpecifics Technologies [3]	3,130	165,358
Catalyst Pharmaceuticals [3]	56,080	166,558
Coherus BioSciences [3]	8,650	158,641
Eagle Pharmaceuticals [3]	11,806	501,519
Emergent BioSolutions [3]	830	85,764
Enanta Pharmaceuticals [3]	9,698	443,974
Sangamo Therapeutics [1,2,3]	65,815	621,952
Vanda Pharmaceuticals [3]	30,872	298,223
Zealand Pharma [3]	408,857	15,535,468
		18,448,466
Health Care Equipment & Supplies - 4.9%
Atrion Corporation	11,891	7,443,766
BioLife Solutions [3]	424,300	12,279,242
Haemonetics [3]	138,800	12,110,300
Inogen [3]	7,877	228,433
Integer Holdings [1,2,3]	42,400	2,502,024
Masimo Corporation [1,2,3]	30,000	7,081,800
Meridian Bioscience [3]	83,756	1,422,177
Mesa Laboratories [2]	54,900	13,986,324
Natus Medical [3]	8,880	152,114
Neogen Corporation [1,2,3]	23,481	1,837,388
OraSure Technologies [3]	22,352	272,024
OrthoPediatrics Corporation [3]	69,700	3,200,624
SI-BONE [3]	136,300	3,233,036
STAAR Surgical [3]	30,700	1,736,392
Surmodics [2,3]	161,000	6,264,510
		73,750,154
Health Care Providers & Services - 0.4%
AMN Healthcare Services [3]	936	54,719
Community Health Systems [3]	790,000	3,333,800
CorVel Corporation [3]	2,864	244,672
Ensign Group (The)	872	49,756
HealthEquity [3]	20,000	1,027,400
Magellan Health [3]	16,980	1,286,744
Pennant Group [3]	436	16,812
RadNet [3]	4,582	70,334
Tivity Health [3]	4,169	58,449
U.S. Physical Therapy	6,619	575,059
		6,717,745
Health Care Technology - 0.3%
HealthStream [3]	7,060	141,694
NextGen Healthcare [3]	19,477	248,137
Simulations Plus	46,170	3,479,371
		3,869,202
Life Sciences Tools & Services - 0.7%
Bio-Rad Laboratories Cl. A [3]	14,629	7,540,665
Bio-Techne [2]	10,803	2,676,227
Medpace Holdings [3]	4,167	465,662
		10,682,554
Pharmaceuticals - 0.2%
AMAG Pharmaceuticals [1,2,3]	7,412	69,673
Assertio Holdings [3]	156,932	104,470
Corcept Therapeutics [3]	60,375	1,050,827
Innoviva [3]	72,352	756,078
Lannett Company [3]	63,366	387,166
Supernus Pharmaceuticals [3]	26,084	543,591
Theravance Biopharma [1,2,3]	34,291	506,992
		3,418,797
Total		116,886,918

Industrials – 23.3%
Aerospace & Defense - 1.4%
Aerojet Rocketdyne Holdings [3]	12,746	508,438
Ducommun [2,3]	79,100	2,603,972
HEICO Corporation [2]	56,700	5,934,222
HEICO Corporation Cl. A [2]	75,926	6,731,599
Magellan Aerospace	96,800	495,795
National Presto Industries	10,060	823,512
Park Aerospace	13,847	151,209
Vectrus [3]	10,510	399,380
Virgin Galactic Holdings [1,2,3]	215,918	4,152,103
		21,800,230
Air Freight & Logistics - 0.3%
Echo Global Logistics [3]	38,931	1,003,252
Forward Air [2]	70,885	4,067,381
Hub Group Cl. A [3]	2,184	109,626
		5,180,259
Building Products - 0.9%
American Woodmark [3]	6,364	499,829
Apogee Enterprises	5,381	114,992
Burnham Holdings Cl. B [4]	36,000	414,000
CSW Industrials	300	23,175
Gibraltar Industries [3]	7,310	476,173
Insteel Industries	5,559	103,953
Patrick Industries [2]	90,305	5,194,344
PGT Innovations [3]	11,783	206,438
Quanex Building Products	46,758	862,218
Simpson Manufacturing [2]	48,662	4,728,000
Trex Company [3]	1,128	80,765
UFP Industries	14,897	841,829
		13,545,716
Commercial Services & Supplies - 2.1%
CompX International Cl. A [2]	211,100	3,155,945
Harsco Corporation [3]	606,100	8,430,851
Heritage-Crystal Clean [1,2,3]	100,106	1,336,415
IBEX [3]	55,000	845,900
Kimball International Cl. B [2]	258,350	2,723,009
MSA Safety	400	53,668
PICO Holdings [1,2,3]	406,960	3,646,362
Pitney Bowes	145,515	772,685
Ritchie Bros. Auctioneers [2]	62,900	3,726,825
Tetra Tech	6,388	610,054
UniFirst Corporation	31,007	5,871,795
US Ecology	4,915	160,573
		31,334,082
Construction & Engineering - 3.5%
APi Group [3]	353,500	5,030,305
Arcosa [2]	214,426	9,454,042
Comfort Systems USA [1,2]	82,350	4,241,849
EMCOR Group	27,500	1,862,025
IES Holdings [1,2,3]	594,244	18,879,132
Infrastructure and Energy Alternatives [3]	600,000	3,570,000
Jacobs Engineering Group [2]	33,500	3,107,795
Northwest Pipe [3]	5,891	155,876
Sterling Construction [2,3]	8,038	113,818
Valmont Industries [2]	56,861	7,060,999
		53,475,841
Electrical Equipment - 0.9%
AZZ	5,573	190,151
Encore Wire	14,313	664,409
LSI Industries	814,857	5,500,285
Powell Industries [2]	101,805	2,456,555
Preformed Line Products [2]	91,600	4,462,752
Sensata Technologies Holding [3]	9,400	405,516
		13,679,668
Industrial Conglomerates - 0.5%
Carlisle Companies	3,400	416,058
Raven Industries [2]	309,525	6,660,978
		7,077,036
Machinery - 8.7%
Albany International Cl. A	1,526	75,552
Allison Transmission Holdings	51,500	1,809,710
CIRCOR International [3]	504,633	13,801,713
Colfax Corporation [1,2,3]	754,312	23,655,224
ESCO Technologies [2]	47,760	3,847,546
Franklin Electric [2]	83,100	4,888,773
Helios Technologies [2]	237,714	8,652,790
Hillenbrand	37,093	1,051,957
John Bean Technologies [2]	130,761	12,015,628
Kadant [2]	123,899	13,581,808
Lincoln Electric Holdings [2]	52,600	4,841,304
Lindsay Corporation [2]	112,000	10,828,160
Lydall [3]	17,784	294,147
Meritor [3]	25,640	536,902
Middleby Corporation [3]	60,800	5,454,368
Miller Industries	14,950	457,021
Mueller Industries	43,976	1,189,991
NN [3]	308,700	1,592,892
Nordson Corporation [2]	23,096	4,430,275
Standex International	624	36,941
Tennant Company [2]	137,400	8,293,464
Wabash National	73,542	879,562
Watts Water Technologies Cl. A [2]	57,900	5,798,685
Woodward [2]	48,500	3,887,760
		131,902,173
Marine - 1.0%
Clarkson	451,500	13,090,255
Eagle Bulk Shipping [3]	45,782	749,451
Kirby Corporation [2,3]	41,200	1,490,204
		15,329,910
Professional Services - 1.4%
Exponent [2]	96,000	6,914,880
Forrester Research [1,2,3]	70,217	2,302,415
Heidrick & Struggles International	50,167	985,781
Kelly Services Cl. A	7,419	126,420
Korn Ferry [2]	107,470	3,116,630
ManpowerGroup [2]	7,100	520,643
Morneau Shepell	17,500	365,364
Resources Connection	20,295	234,407
TrueBlue [1,2,3]	46,895	726,404
Upwork [3]	300,000	5,232,000
		20,524,944
Road & Rail - 1.1%
ArcBest	25,849	802,870
Landstar System [2]	114,692	14,392,699
Patriot Transportation Holding [2]	139,100	1,221,298
Saia [1,2,3]	1,274	160,702
		16,577,569
Trading Companies & Distributors - 1.5%
Air Lease Cl. A [2]	107,880	3,173,830
Applied Industrial Technologies	9,758	537,666
BMC Stock Holdings [3]	110,500	4,732,715
EVI Industries [1,2,3]	69,873	1,859,320
GMS [3]	40,518	976,484
Houston Wire & Cable [3,6]	877,363	2,193,407
Richelieu Hardware	88,400	2,334,230
SiteOne Landscape Supply [2,3]	25,000	3,048,750
Transcat [3]	3,700	108,410
Watsco [2]	13,300	3,097,437
		22,062,249
Total		352,489,677

Information Technology – 23.9%
Communications Equipment - 0.4%
ADTRAN [2]	214,973	2,204,548
CalAmp Corporation [3]	24,919	179,168
Comtech Telecommunications	27,350	382,900
Viavi Solutions [3]	287,500	3,372,375
		6,138,991
Electronic Equipment, Instruments & Components - 9.2%
Badger Meter	3,560	232,717
Benchmark Electronics	20,983	422,808
Cognex Corporation [2]	255,100	16,607,010
Coherent [3]	92,170	10,224,418
Fabrinet [2,3]	171,963	10,838,828
FARO Technologies [2,3]	267,857	16,333,920
FLIR Systems [2]	568,637	20,385,636
Insight Enterprises [1,2,3]	27,621	1,562,796
IPG Photonics [3]	51,100	8,685,467
Kimball Electronics [3]	26,387	305,034
Littelfuse [2]	55,900	9,913,306
Methode Electronics	3,783	107,816
National Instruments [2]	235,650	8,412,705
nLIGHT [1,2,3]	162,460	3,814,561
OSI Systems [3]	2,270	176,175
PAR Technology [1,2,3]	290,239	11,757,582
Plexus Corporation [3]	1,408	99,447
Richardson Electronics [6]	711,475	2,966,851
Rogers Corporation [3]	86,100	8,442,966
Sanmina Corporation [3]	14,049	380,025
ScanSource [3]	3,739	74,144
TTM Technologies [1,2,3]	581,642	6,636,535
Vishay Intertechnology	11,020	171,581
Vishay Precision Group [3]	8,220	208,130
		138,760,458
IT Services - 1.8%
Cardtronics [3]	20,118	398,336
Cass Information Systems	5,600	225,344
Computer Services [4]	46,292	2,835,385
CSG Systems International	12,027	492,506
EVERTEC	29,338	1,018,322
ExlService Holdings [3]	1,297	85,563
Hackett Group (The) [2]	285,266	3,189,274
International Money Express [3]	18,613	267,376
KBR [2]	647,400	14,475,864
ManTech International Cl. A	3,384	233,090
MAXIMUS	3,120	213,439
Unisys Corporation [1,2,3]	360,000	3,841,200
		27,275,699
Semiconductors & Semiconductor Equipment - 7.0%
Advanced Energy Industries [2,3]	8,346	525,297
Axcelis Technologies [3]	14,300	314,600
Brooks Automation [2]	284,600	13,165,596
Cirrus Logic [2,3]	250,700	16,909,715
CMC Materials [2]	62,388	8,909,630
Cohu	8,290	142,422
Diodes [1,2,3]	241,037	13,606,539
Entegris [2]	111,900	8,318,646
Ichor Holdings [3]	13,168	284,034
Kulicke & Soffa Industries [2]	58,052	1,300,365
Lattice Semiconductor [3]	278,200	8,056,672
MKS Instruments	248,229	27,114,054
Nova Measuring Instruments [2,3]	43,820	2,284,775
Onto Innovation [1,2,3]	14,769	439,821
Photronics [3]	183,700	1,829,652
Power Integrations	1,624	89,969
Rambus [3]	68,796	941,817
Silicon Motion Technology ADR [2]	3,170	119,763
SMART Global Holdings [3]	26,992	737,961
Ultra Clean Holdings [3]	14,404	309,110
		105,400,438
Software - 5.5%
Descartes Systems Group (The) [1,2,3]	249,700	14,227,906
Ebix	3,511	72,327
Elastic [1,2,3]	82,800	8,933,292
Everbridge [3]	60,000	7,543,800
j2 Global [1,2,3]	31,225	2,161,394
Manhattan Associates [1,2,3]	142,300	13,588,227
Progress Software	9,887	362,655
RealNetworks [3]	109,950	134,139
SVMK [1,2,3]	688,500	15,222,735
Upland Software [1,2,3]	552,300	20,821,710
Xperi Holding [2]	5,569	63,988
		83,132,173
Total		360,707,759

Materials – 10.7%
Chemicals - 4.7%
Chase Corporation [1,2]	79,059	7,542,229
Element Solutions [2,3]	872,800	9,173,128
FutureFuel Corporation	592,746	6,739,522
Hawkins [1,2]	87,082	4,014,480
Huntsman Corporation	21,600	479,736
Innospec [2]	93,583	5,925,676
Minerals Technologies [2]	201,449	10,294,044
NewMarket Corporation	8,000	2,738,560
Quaker Chemical	127,909	22,986,526
Stepan Company	2,760	300,840
Tredegar Corporation	10,662	158,544
Trinseo	24,902	638,487
		70,991,772
Construction Materials - 0.2%
Imerys	90,000	3,346,390
U.S. Concrete [3]	6,620	192,245
		3,538,635
Containers & Packaging - 0.0%
Myers Industries	37,846	500,703
UFP Technologies [3]	3,160	130,887
		631,590
Metals & Mining - 5.1%
Alamos Gold Cl. A	2,091,300	18,422,852
Ferroglobe (Warranty Insurance Trust) [3,5]	49,300	0
Gold Fields ADR	370,000	4,547,300
Haynes International [2]	113,900	1,946,551
Hecla Mining	321,300	1,632,204
IAMGOLD Corporation [3]	600,000	2,298,000
Lundin Mining	640,000	3,571,176
MAG Silver [3]	198,900	3,234,114
Major Drilling Group International [3]	2,217,291	11,872,843
Materion Corporation	3,794	197,402
Pan American Silver	124,627	4,006,758
Pretium Resources [3]	101,000	1,292,509
Reliance Steel & Aluminum [2]	65,000	6,632,600
Royal Gold [2]	16,600	1,994,822
SunCoke Energy	70,273	240,334
Synalloy Corporation [1,2,3]	178,800	986,976
VanEck Vectors Junior Gold Miners ETF	183,000	10,130,880
Warrior Met Coal	44,383	758,062
Worthington Industries [2]	80,400	3,278,712
		77,044,095
Paper & Forest Products - 0.7%
Boise Cascade	28,387	1,133,209
Mercer International	84,658	558,743
Schweitzer-Mauduit International	31,106	945,312
Stella-Jones	214,758	7,273,918
		9,911,182
Total		162,117,274

Real Estate – 4.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
New York REIT [3,5]	15,000	186,750
Real Estate Management & Development - 4.1%
Colliers International Group	51,200	3,414,528
FirstService Corporation	190,950	25,184,396
FRP Holdings [2,3]	76,558	3,190,172
Jones Lang LaSalle	13,353	1,277,348
Kennedy-Wilson Holdings [2]	497,084	7,217,660
Marcus & Millichap [1,2,3]	254,985	7,017,187
RMR Group (The) Cl. A [2]	80,100	2,200,347
St. Joe Company (The) [1,2,3]	197,000	4,064,110
Tejon Ranch [1,2,3]	557,136	7,883,474
		61,449,222
Total		61,635,972

Utilities – 0.1%
Water Utilities - 0.1%
American States Water	11,520	863,424
Total		863,424

TOTAL COMMON STOCKS
(Cost $1,293,474,266)		1,568,219,013

WARRANTS – 0.0%

Information Technology – 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
eMagin Corporation (Warrants) [3,5]	50,000	0
Total		0

TOTAL WARRANTS
(Cost $0)		0

REPURCHASE AGREEMENT – 0.8%
Fixed Income Clearing Corporation,
0.00% dated 9/30/20, due 10/1/20,
maturity value $11,465,621 (collateralized
by obligations of various U.S. Government
Agencies, 0.125% due 7/15/24, valued at $11,694,937)
(Cost $11,465,621)	11,465,621

TOTAL INVESTMENTS – 104.6%
(Cost $1,304,939,887)	1,579,684,634

LIABILITIES LESS CASH
AND OTHER ASSETS – (4.6)%	(68,900,494)

NET ASSETS – 100.0%	$1,510,784,140

ADR – American Depository Receipt

[1]	At September 30, 2020, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $66,193,383.
[2]	All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at September 30, 2020. Total market value of pledged securities at September 30, 2020, was $195,446,247.
[3]	Non-income producing.
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]	Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.
[6]	At September 30, 2020, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,306,016,470. At September 30, 2020, net unrealized appreciation for all securities was $273,668,164, consisting of aggregate gross unrealized appreciation of $450,428,003 and aggregate gross unrealized depreciation of $176,759,839. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.
Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.
Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,511,058,069	$56,231,194	$929,750	$1,568,219,013
Warrants	–	–	0	0
Repurchase Agreement	–	11,465,621	–	11,465,621

Level 3 Reconciliation:

	Balance as of 12/31/19	Purchases	Sales	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 9/30/20
Common Stocks	$1,085,100	$ –	$6,750	$ –	$(148,600)	$929,750
Warrants	0	–	–	–	–	0

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

	Fair Value at 9/30/20	Valuation Technique(s)	Unobservable Input(s)	Range Average	Impact to Valuation From an Increase in Input[1]
		Discounted Present Value	Liquidity
Waterloo Investment Holdings	$743,000	Balance Sheet Analysis	Discount	30%-40%	Decrease
		Guidance from Options Clearing Authorities	Liquidity
New York REIT	186,750	Balance Sheet Analysis	Discount	15%-25%	Decrease

[1]	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at September 30, 2020 is overnight and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding, or as otherwise required by applicable regulatory standards, and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

The Fund and BNPPI have agreed that the current maximum amount the Fund may borrow under the credit agreement is $70,000,000. The Fund has the right to reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $150,000,000.

As of September 30, 2020, the Fund has outstanding borrowings of $70,000,000. During the nine months ended September 30, 2020, the Fund borrowed an average daily balance of $70,000,000. As of September 30, 2020 the aggregate value of rehypothecated securities was $66,193,383.

Transactions in Affiliated Companies:

An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2020:

Affiliated Company	Shares 12/31/19	Market Value 12/31/19	Costs of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Dividend Income	Shares 9/30/20	Market Value 9/30/20
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Houston Wire & Cable [1],[2]	877,363	$3,869,171	$–	$–	$–	$(1,675,764)	$–	877,363	$2,193,407
		3,869,171			–	(1,675,764)	–		2,193,407
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Richardson Electronics [1]	711,475	4,005,604	–	–	–	(1,038,753)	128,066	711,475	2,966,851
		4,005,604			–	(1,038,753)	128,066		2,966,851
		$7,874,775			$–	$(2,714,517)	$128,066		$5,160,258

[1]	At September 30, 2020, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.
[2]	Non-income producing.

Other information regarding the Fund is available in the Fund's most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission's website (www.sec.gov).